3. FINANCIAL INSTRUMENTS AND RISK ANALYSIS (Details 10)	Dec. 31, 2020
CDI [member] | Probable scenario [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.90%
CDI [member] | Possible scenario [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	2.38%
CDI [member] | Remote scenario [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	2.85%
TJLP [member] | Probable scenario [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	4.55%
TJLP [member] | Possible scenario [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	5.69%
TJLP [member] | Remote scenario [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	6.83%